Share-based Compensation - Expense Other (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Expense
Total compensation cost	$ 4,051,000	$ 3,460,000	$ 1,181,000
Unrecognized compensation cost	6,500,000
Stock options
Share-based Compensation Expense
Total compensation cost	$ 3,900,000	3,400,000	1,100,000
Compensation cost not yet recognized, period for recognition	2 years
RSU's
Share-based Compensation Expense
Total compensation cost	$ 86,000
Compensation cost not yet recognized, period for recognition	3 years 4 months 24 days
Restricted stock
Share-based Compensation Expense
Total compensation cost	$ 71,000	$ 91,000	$ 94,000
Unrecognized compensation cost	$ 0